Equity-Based Compensation - Schedule of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 259,983	$ 1,427	$ 263,815	$ 7,087	$ 8,270	$ 8,263
Cost of subscription
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	4,981		4,981
Cost of professional services and other
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	21,886		21,886	15	15	78
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	114,713	459	115,987	3,582	3,938	2,847
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	62,251	104	63,505	413	518	812
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 56,152	$ 864	$ 57,456	$ 3,077	$ 3,799	$ 4,526